Lease (Details) - Schedule of Future Lease Payments ¥ in Thousands	Dec. 31, 2023 CNY (¥)
RMB
2024	¥ 36,927
2025	23,825
2026	19,978
2027	17,355
2028	18,272
Thereafter	25,250
Total lease payments	141,607
Less: imputed interest	(34,052)
Total lease liabilities	¥ 107,555